Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Balance Sheet Components [Abstract]
BALANCE SHEET COMPONENTS

Note 6 — BALANCE SHEET COMPONENTS

Inventory as of September 30, 2025 and December 31, 2024, consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Raw materials	$2,249	$1,845
Finished goods	224	201
Total inventory	$2,473	$2,046

Property and equipment, net, as of September 30, 2025 and December 31, 2024, consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Office equipment and furniture	$260	$260
Software	144	144
Test equipment	310	310
Total property and equipment	714	714
Less: accumulated depreciation	(585)	(501)
Total property and equipment, net	$129	$213

Total depreciation and amortization expense related to property and equipment for the three and nine months ended September 30, 2025 was approximately $28,000 and $84,000, respectively. Total depreciation and amortization expense related to property and equipment for the three and nine months ended September 30, 2024 was approximately $30,000 and $100,000, respectively.

Note 5 — BALANCE SHEET COMPONENTS

Inventory, as of December 31, 2024 and 2023, consisted of the following (in thousands):

	December 31,
	2024	2023
Raw materials	$1,845	$1,114
Finished goods	201	—
Total inventory	$2,046	$1,114

Property and equipment, net, as of December 31, 2024 and 2023, consisted of the following (in thousands):

	December 31,
	2024	2023
Office equipment and furniture	$260	$266
Software	144	144
Test equipment	310	310
Total property and equipment	714	720
Less: accumulated depreciation	(501)	(378)
Total property and equipment, net	$213	$342

Total depreciation and amortization expense related to property and equipment for the years ended December 31, 2024 and 2023 was approximately $130,000 and $158,000, respectively.